Debt - Asset-Backed Debt Narrative (Detail)	1 Months Ended					2 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Aug. 31, 2019 USD ($)	May 31, 2019 USD ($)	May 31, 2019 USD ($)	Sep. 30, 2019 Agreement	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)
Asset-Backed Debt
Debt Instrument [Line Items]
Secured debt, carrying value		$ 12,400,000,000						$ 12,400,000,000
Repayments of debt								6,300,000,000	$ 3,600,000,000
Asset Backed Notes
Debt Instrument [Line Items]
Principal Amount Issued		3,844,000,000						$ 3,844,000,000		$ 1,600,000,000	$ 1,122,000,000	$ 1,122,000,000
2016 ABS Financing Facility
Debt Instrument [Line Items]
Debt revolving period								2 years
2018 ABS Financing Facility
Debt Instrument [Line Items]
Repayments of debt					$ 540,000,000
2019 ABS Financing Facility
Debt Instrument [Line Items]
Debt revolving period								1 year
Repayments of debt				$ 1,500,000,000		$ 671,000,000
Additional borrowing capacity		1,500,000,000						$ 1,500,000,000
Amount drawn from credit facilities		1,500,000,000	$ 1,500,000,000		$ 1,800,000,000
Number of loan agreements | Agreement							2
Outstanding balance		$ 3,300,000,000						$ 3,300,000,000
Senior asset-backed notes | Asset Backed Notes
Debt Instrument [Line Items]
Debt revolving period								2 years
Repayments of debt								$ 3,300,000,000
Subsequent event | 2019 ABS Financing Facility
Debt Instrument [Line Items]
Repayments of debt	$ 1,300,000,000
Subsequent event | Senior and Junior Asset Backed Notes | Asset Backed Notes
Debt Instrument [Line Items]
Principal Amount Issued	$ 1,600,000,000